Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended				1 Months Ended				6 Months Ended
	Sep. 30, 2012	Apr. 30, 2012	Jul. 31, 2009	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Apr. 24, 2012	Dec. 31, 2011	Jul. 31, 2009 Gaming Promoters [Member]	Oct. 31, 2009 Sang Heng [Member]	Oct. 31, 2009 Iao Pou [Member]	Oct. 31, 2009 Sang Lung and King'S [Member]	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]
Gain Loss Percentage Of Net Gaming														40.25%	45.00%
Revenues Earned Based On Percentage Of Non Negotiable Chips						0.05%
Commission Payment Percentage Of Rolling Chip Turnover			1.25%							1.25%	1.25%	1.25%	1.25%
Total Rolling Chip Turn Over				$ 4,682,430,000	$ 4,331,000,000	$ 10,066,704,000	$ 8,406,000,000
Change Of Revenue Recognition Model	On August 1, 2012, the Company announced that beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of Rolling Chip Turnover to a revenue sharing model
Markers Receivable				225,122,473		225,122,473			240,131,089
Stock Issued During Period, Shares, Issued for Noncash Consideration		50,400
Directors Share Based Compensation Value				100,000		100,000			346,000
Dilutive Potential Ordinary Shares						1,440,000
Advertising Expense				34,524	25,698	88,139	44,971
Directors Compensation Value Payable In Ordinary Shares							$ 20,000
Ordinary Shares Issuable To Directors and Key Management Employees				0		0		50,400